13F-HR
<SEQUENCE>1
<FILENAME>zenit20121231.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden Feb 14, 2013

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: 203,787
List of Other Included Managers:

             ISSUER                  TYPE         CUSIP     Value        SHS      INVEST      OTHER     VOTING
                                                            (x1000)               DSCRTN      MNGRS      AUTH
ANADARKO PETE CORP              COM             32511107   15292.474   211018      SOLE        N/A       SOLE
APPLE INC                       COM             37833100    15755.7     30000      SOLE        N/A       SOLE
BANK OF AMERICA CORPORATION     COM             60505104    3022.59    265000      SOLE        N/A       SOLE
CAPITAL ONE FINL CORP           COM             14040H105  11051.593   194126      SOLE        N/A       SOLE
CATERPILLAR INC DEL             COM             149123101  10579.186   120437      SOLE        N/A       SOLE
CITIGROUP INC                   COM NEW         172967424  6152.433    158527      SOLE        N/A       SOLE
CTC MEDIA INC                   COM             12642X106  5837.866    747486      SOLE        N/A       SOLE
DISCOVER FINL SVCS              COM             254709108  10949.391   289131      SOLE        N/A       SOLE
DISNEY WALT CO                  COM DISNEY      254687106  7651.563    156250      SOLE        N/A       SOLE
EBAY INC                        COM             278642103   3128.75     62500      SOLE        N/A       SOLE
FIFTH THIRD BANCORP             COM             316773100   6354.11    422200      SOLE        N/A       SOLE
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    13392     400000      SOLE        N/A       SOLE
HARTFORD FINL SVCS GROUP INC    COM             416515104   5409.6     245000      SOLE        N/A       SOLE
ISHARES TR                      MSCI EMERG MKT  464287234    21965     500000      SOLE        N/A       SOLE
JOY GLOBAL INC                  COM             481165108    6202      100000      SOLE        N/A       SOLE
JPMORGAN CHASE & CO             COM             46625H100   5651.37    130940      SOLE        N/A       SOLE
LAS VEGAS SANDS CORP            COM             517834107    4525      100000      SOLE        N/A       SOLE
LINKEDIN CORP                   COM CL A        53578A108   1136.5      10000      SOLE        N/A       SOLE
NIKE INC                        CL B            654106103   8641.1     170000      SOLE        N/A       SOLE
ORACLE CORP                     COM             68389X105  2890.125     87500      SOLE        N/A       SOLE
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104  7221.375    112500      SOLE        N/A       SOLE
SLM CORP                        COM             78442P106  19453.611   1154517     SOLE        N/A       SOLE
VERIFONE SYS INC                COM             92342Y109  3411.038    116537      SOLE        N/A       SOLE
WYNN RESORTS LTD                COM             983134107   5760.3      52500      SOLE        N/A       SOLE
XEROX CORP                      COM             984121103  2352.082    352636      SOLE        N/A       SOLE